Transactions With Affiliates - Gains Losses Commodity Price Swap Table (details) (Western Gas Partners [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Gains (losses) on commodity price swap
Net gains (losses) on commodity price swap agreements	$ 38,164		$ 14,215		$ (30,191)
Sales [Member]
Gains (losses) on commodity price swap
Net gains (losses) on commodity price swap agreements	123,458	[1]	103,925	[1]	(2,957)	[1]
Cost of Sales [Member]
Gains (losses) on commodity price swap
Net gains (losses) on commodity price swap agreements	(85,294)	[2]	(89,710)	[2]	(27,234)	[2]
Natural Gas, Per Thousand Cubic Feet [Member] | Sales [Member]
Gains (losses) on commodity price swap
Net gains (losses) on commodity price swap agreements	21,382	[1]	37,665	[1]	33,845	[1]
Natural Gas Liquids [Member] | Sales [Member]
Gains (losses) on commodity price swap
Net gains (losses) on commodity price swap agreements	$ 102,076	[1]	$ 66,260	[1]	$ (36,802)	[1]

[1]	Reported in affiliate natural gas, NGLs and condensate sales in the consolidated statements of income in the period in which the related sale is recorded.
[2]	Reported in cost of product in the consolidated statements of income in the period in which the related purchase is recorded.